For Internal Use Only
Sec File No. 91 - 01831

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINTON, D.C. 20549
~~AMENDED~~ FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

SECURITIES AND EXCHANGE COMMISSION ... 2007 DIVISION OF MARKET REGULATION

## READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

### Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   **International Securities Exchange, LLC**
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   **Rydex**
3. Class of New Derivative Securities Product:
   **Investment Company Unit**
4. Name of Underlying Instrument:
   **S&P Equal Weight Index**
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
   **The index referred to in Item 4 above is broad-based**
6. Ticker Symbol(s) of New Derivative Securities Product:
   **RSP**
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   **New York Stock Exchange, Nasdaq Global Market and American Stock Exchange**
8. Settlement Methodology of New Derivative Securities Product:
   **T+3, Physical Settlement**
9. Position Limits of New Derivative Securities Product (if applicable):
   **Not Applicable**

PROCESSED
JUL 23 2007
THOMSON
FINANCIAL

### Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

| | |
|---|---|
| Name of Official Responsible for Form: | **Michael J. Simon** |
| Title: | **General Counsel and Secretary** |
| Telephone Number: | **212-897-0230** |
| Manual Signature of Official Responsible for Form: | [signature] |
| Date: | **May 16, 2007** |

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | MAY 17 2007 |

ISE
INTERNATIONAL SECURITIES EXCHANGE.

60 Broad Street New York, NY 10004
TEL: 212 943-2400
FAX: 212 425-4926
www.iseoptions.com

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 17 2007
DIVISION OF MARKET REGULATION

May 16, 2007

**By Facsimile and Overnight Courier**

Gail S. Jackson
Paralegal Specialist
US Securities and Exchange Commission
Division of Market Regulation
100 F Street, NE – Room 6628
Washington, DC 20549

Re: Form 19b-4(e)

Dear Ms. Jackson:

The International Securities Exchange, LLC hereby files Form 19b-4(e), with respect to the following Investment Company Units: S&P Equal Weight Index, Wilshire REIT Index, Russell Top 50 Index, NYSE US 100 Index and Dow Jones U.S. Financials Index. These securities are listed for trading pursuant to ISE Rule 2123.

Sincerely,

Michael J. Simon
General Counsel and Secretary

Attachment

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | MAY 17 2007 |

END